RELATED PARTY TRANSACTIONS - Long-term loan from parent company (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	$ 0.0		$ 0.0		$ 4,077.0
Interest cost on interest bearing debt	44.1	$ 48.3	133.1	$ 122.4
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	0.0		0.0		4,077.5
Interest cost on interest bearing debt	0.0	60.6	21.6	167.5
Investment Loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	0.0		0.0		2,641.0
Interest cost on interest bearing debt	0.0	54.7	19.1	151.7
Facility A Loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount of long-term loans granted	0.0		0.0		$ 1,436.5
Interest cost on interest bearing debt	$ 0.0	$ 5.9	$ 2.5	$ 15.8